Statements of changes in equity (Parenthetical) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Interim dividend (in dollars per share)	$ 0.61	$ 0.58
Interim dividend	$ 2,136	$ 2,127
Final dividend (in dollars per share)		$ 0.60	$ 0.31	$ 0.80
Final dividend		$ 2,201	$ 1,120	$ 2,791
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Parent Entity
Interim dividend (in dollars per share)	$ 0.61	$ 0.58
Interim dividend	$ 2,136	$ 2,127
Final dividend (in dollars per share)		$ 0.60	$ 0.31
Final dividend		$ 2,201	$ 1,120
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%